Allowance for Credit Losses (Tables)	6 Months Ended
Jun. 30, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses
The following table summarizes the Company’s allowance for credit losses for the six months ended June 30, 2016 and 2015:

	Finance Leases	Notes Receivable	Total
Allowance for credit losses
Balance at January 1, 2016	$0.5	$4.1	$4.6
Provision for credit losses	—	—	—
Balance at June 30, 2016	$0.5	$4.1	$4.6

Balance at January 1, 2015	$0.4	$4.1	$4.5
Provision for credit losses	0.3	—	0.3
Write-offs	(0.1)	—	(0.1)
Balance at June 30, 2015	$0.6	$4.1	$4.7

Aging of past-due notes receivable
The following table summarizes the Company’s aging of past-due notes receivable balances:

	June 30, 2016	December 31, 2015
30-59 days past due	$0.1	$0.1
60-89 days past due	—	—
> 89 days past due (1)	3.8	3.0
Total past due	$3.9	$3.1

(1)	Past due notes receivable balances greater than 89 days are fully reserved.